IMPAIRMENT CHARGE - Summary of Loan Loss Charges (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Loan Loss Charges [Abstract]
Expected credit loss allowance	$ (396,345,415)	$ (141,495,770)
Direct Charge Offs	(4,403,156)	(2,314,395)
Impairment Charge	$ 400,748,571	$ 143,810,165